Member's Interest (Narrative) (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 19, 2012	Mar. 21, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted							$ 2.68	$ 2.69	$ 4.79
Shares vested that are subject to performance conditions that have not yet been determined probable to meet							900,000
Restricted shares issued in connection with the tax assistance program	1,500,000
Tax benefit related to the share-based compensation expense							$ 10,800,000	$ 7,900,000	$ 13,000,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions							30,300,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions, weighted average period for recognition							2 years
Options granted vest based on market conditions							15,700,000
Replacement stock options	1,800,000	1,300,000
Incremental compensation expense	1,700,000	1,000,000
Restricted stock awards forfeited	600,000
Compensation expense recognized related to tax assistance program	2,600,000
Reversal of expense related to cancelled executives stock options								6,600,000
Total share based compensation expense			2,754,000	7,378,000	14,093,000	20,090,000	28,540,000	20,667,000	34,246,000
Mark P. Mays [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense									6,000,000
Put option purchase price per share									$ 36.00
2008 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted under the Clear Channel 2008 Executive Incentive Plan	2,000,000	2,500,000
CCMH Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Restricted shares issued in connection with voluntary stock option exchange							3,300,000
Restricted shares issued in connection with the tax assistance program							652,000
Stock options repurchased	900,000
Restricted stock awards forfeited							662,000
CCOH Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Restricted stock awards forfeited							75,000
CCMH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term							10 years
Vesting period							5 years
Fair value of options vested							3,900,000	3,800,000	4,500,000
Restricted stock awards forfeited							375,000
CCMH [Member] | Two Thirds of Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period							5 years
CCMH [Member] | One Third of Award [Member] | Non Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
CCOH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term							10 years
Vesting period							5 years
Weighted average grant date fair value of options granted							$ 4.43	$ 8.30	$ 5.65
Fair value of options vested							11,500,000	8,200,000	15,900,000
Cash received for options exercised							6,400,000	1,400,000	900,000
Total instrinsic value of the options exercised							$ 7,900,000	$ 1,500,000	$ 1,100,000
Restricted stock awards forfeited							884,000
Put option purchase price per share							$ 4.06
Class A common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							27,600,000
Votes per share							1
Class B common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							600,000
Class C common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							59,000,000